Taxation (Details) - Schedule of profit (loss) from continuing operations before income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of profit (loss) from continuing operations before income taxes [Abstract]
Non-PRC	$ (45,942)	$ (29,385)	$ (31,895)
PRC	(11,105)	(6,298)	(637)
Profit before income taxes	$ (57,047)	$ (35,683)	$ (32,532)